SHAREHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 13 — SHAREHOLDERS’ EQUITY

Ordinary Shares

On April 8, 2021, the Company completed its IPO and listed its securities on the Nasdaq Capital Market. In the offering, 3,750,000 of the Company’s ordinary shares were issued and sold to the public at a price of US$4.00 per share for gross proceeds of US$15 million. The Company recorded net proceeds (after deducting underwriting discounts and commissions and other offering fees and expenses) of approximately $13.9 million (approximately RMB88.2 million) from the offering.

On June 29, 2022, the board of directors of the Company approved the 2022 Performance Incentive Plan (the “2022 PIP”). Under the 2022 PIP, the Company has reserved a total of 5,300,000 ordinary shares for issuance as or under awards to be made to the participants of the Company. On November 7, 2022, 5,300,000 ordinary shares were issued and granted under the 2022 PIP. Total fair value of the ordinary shares granted was calculated at $9,301,500 as of the date of issuance at $1.755 per share.

On November 15, 2023, an aggregate of 4,700,000 ordinary shares were granted and issued under the 2022 PIP. Total fair value of the ordinary shares granted was calculated at $1,179,700 as of the date of issuance at $0.251 per share.

On November 15, 2023, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers an aggregate of 373,846,160 units (the “Units”), each Unit consisting of one ordinary share of the Company, par value $0.0001 per share and a warrant to purchase three shares with an initial exercise price of $0.33 per share, at a price of $0.13 per Unit, for an aggregate purchase price of approximately $48.6 million. On March 18, 2024, the transaction contemplated by the SPA consummated when all the closing conditions of the SPA have been satisfied and the Company issued the Units to the Purchasers pursuant to the SPA.

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 13 — SHAREHOLDERS’ EQUITY (cont.)

On January 6, 2025, the Company entered into certain securities purchase agreements (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”), pursuant to which the Company agreed to sell up to an aggregate of 10,200,000 units (the “Units”), each Unit consisting of one ordinary share of the Company, par value $0.0001 per share (“Share”), and a warrant to purchase three Shares (“Warrant”) with an initial exercise price of $0.344 per Share, at a price of $0.15 per Unit, for an aggregate purchase price of approximately $1.53 million. On February 5, 2025, the offering closed upon the satisfaction or waiver of all closing conditions set forth in the SPA.

On February 27, 2025, the Company entered into certain securities purchase agreements (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) pursuant to which the Company agreed to sell up to an aggregate of 173,400,000 units (the “Units”), each Unit consisting of one ordinary share of the Company, par value $0.0001 per share (“Share”), and a warrant to purchase three Shares (“Warrant”) with an initial exercise price of $0.3275 per Share, at a price of $0.13 per Unit, for an aggregate purchase price of approximately $22.5 million. Following the amendment to the Company’s share capital and the 1-for-10 reverse share split effective March 31, 2025, the number of Units sold pursuant to the SPA was adjusted to 17,340,000 Units, each Unit consisting of one Class A Ordinary Share (“Class A Shares”), par value $0.001 per share, and a warrant to purchase three Class A Shares with an initial exercise price of $3.275 per Class A Share, at a price of $1.3 per Unit for an aggregate purchase price of approximately $22.5 million. On April 24, 2025, the offering closed upon the satisfaction or waiver of all closing conditions set forth in the SPA.

On July 29, 2025, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell up to an aggregate of 80,000,000 Class A ordinary shares, par value $0.001 per share, at a price of $0.3125 per Share for an aggregate purchase price of approximately $25 million. The shares were issued on August 12, 2025, and the transaction closed on August 22, 2025.

On November 21, 2025, the Company effected a 100-for-1 share consolidation of its Class A ordinary shares. Each 100 issued and outstanding Class A ordinary shares with a par value of US$0.001 per share were consolidated into one Class A ordinary share with a par value of US$0.10 per share. The share consolidation did not affect the Company’s total shareholders’ equity. On February 17, 2026, the Company effected a 5-for-1 share consolidation of its Class A ordinary shares. Each 5 issued and outstanding Class A ordinary shares with a par value of US$0.10 per share were consolidated into one Class A ordinary share with a par value of US$0.50 per share. The share consolidation did not affect the Company’s total shareholders’ equity. All share and per share information presented in these consolidated financial statements has been retrospectively adjusted to reflect the share consolidation for all periods presented.

On October 15, 2025, the Company entered into a securities purchase agreement for a registered direct offering of 22,727,275 Class A ordinary shares, together with the related warrants. The offering closed on October 17, 2025.

On January 14, 2026, UTime Limited entered into a share purchase agreement with certain investors. Pursuant to the Purchase Agreement, the Company agreed to issue an aggregate of 4,550,000 class A ordinary shares, par value $0.1 per share, at a purchase price of $0.20 per Share, to the Investors for an aggregate purchase price of $910,000, payable in USD or USDT equivalent.

The above share quantities and par values presented for each financing transaction reflect the legal terms in effect on the respective transaction dates.

As of March 31, 2026, the Company had 900,000,000 authorized Class A ordinary shares, and 169,242 ordinary shares were issued and outstanding, respectively.

Warrants

On March 18, 2024, the Company issued 373,846,160 ordinary shares and warrants to purchase up to 1,121,538,480 ordinary shares. The warrants are exercisable immediately upon the date of issuance at an initial exercise price of $0.33 for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. These warrants have a term of exercise equal to five years from its date of issuance till March 18, 2029. The fair value of these shares is USD242.8 million as of March 18, 2024, based on which the warrants issued is calculated and classified in the equity.

The fair value of the warrants issued was estimated by using the Black-Scholes model with the following assumptions:

Terms of warrants	5 years
Expected average volatility	213.65% - 217.19%
Expected dividend yield	-
Risk(free interest rate	4.34% - 4.36%

On January 6, 2025, the Company issued 1,020,000 ordinary shares and warrants to purchase up to 3,060,000 ordinary shares. The warrants are exerciable immediately upon the date of issuance at an initial exercise price of $3.440 for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. These warrants have a term of exercise equal to five years from its date of issuance, or until January 6, 2030. The fair value of these shares is USD1.20 million as of January 6, 2025, based on which the warrants issued is calculated and classified in the equity.

Terms of warrants	5 years
Expected average volatility	241.21%
Expected dividend yield	-
Risk-free interest rate	4.42%

On February 27, 2025, the Company issued 17,340,000 ordinary shares and warrants to purchase up to 52,020,000 ordinary shares. The warrants are exerciable immediately upon the date of issuance at an initial exercise price of $3.275 for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. These warrants have a term of exercise equal to five years from its date of issuance till February 27, 2031. The fair value of these shares is USD128.61 million as of February 27, 2025, based on which the warrants issued is calculated and classified in the equity.

Terms of warrants	5 years
Expected average volatility	241.75%
Expected dividend yield	-
Risk-free interest rate	4.09%

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)

On October 17, 2025, the Company issued and sold 22,727,275 Class A Ordinary Shares (par value $0.001 per share) in a public offering, each accompanied by a warrant to purchase 14 Class A Ordinary Share (subject to subsequent share consolidation adjustments). The warrants are exercisable on a cash or cashless basis in accordance with their terms. During FY2026, warrant holders elected to exercise the warrants on a cashless basis.

The Company applied judgment in estimating key assumptions in determining the fair value of the warrants on the date of issuance. The Company used historical data to estimate stock volatilities and expected dividend yield. The risk-free rates are consistent with the terms of the warrants and are based on the United States Treasury yield curve in effect at the time of issuance.

In connection with the Company’s private placements, the Company issued warrants to investors to purchase the ordinary shares at various price. A summary of stock warrant activities was as follows:

		Weighted Average	Weighted Average
	Number of Warrants	Exercise Price	Remaining Contractual Term
Outstanding, March 31, 2023	-	$-	-
Granted	22,431	16500.0	2.7
Exercisable, March 31, 2024	22,431	$16500.0	2.8
Granted on January 6, 2025	612	$17200.0	4.8
Granted on February 6, 2025	10,404	$16375.0	4.9
Expired
Outstanding, March 31, 2025	33,447	16473.9	3.8
Exercisable, March 31, 2025	33447	16473.9	3.8
Granted	766	-	0.6
Outstanding, March 31, 2026	34,213	16105.0	3.7
Exercisable, March 31, 2026	34,213	16105.0	3.7